OPERATING LEASE (Tables)	12 Months Ended
Sep. 30, 2023
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

	September 30, 2023	September 30, 2022

Operating lease assets:
Operating lease right of use assets	$312,067	$546,690
Total operating lease assets	312,067	546,690

Operating lease obligations:
Current operating lease liabilities	227,297	230,182
Non-current operating lease liabilities	91,720	327,202
Total operating lease obligations	$319,017	$557,384

SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2023
Weighted-average remaining lease term	1.4

Weighted-average discount rate	4.75%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of September 30, 2023:

12 months ending March 31,	US$
2024	$236,512
2025	92,580
2026	-
Total lease payments	329,091
Less: imputed interest	(10,074)
Total lease liabilities	$319,017